UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust                                                                                             as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 151.6% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
Evergreen International Aviation
$1,468,616	Term Loan, 8.86%, Maturing October 31, 2011	$1,461,273
Hawker Beechcraft Acquisition
176,702	Term Loan, 5.26%, Maturing March 26, 2014	168,530
2,083,077	Term Loan, 7.36%, Maturing March 26, 2014	1,986,735
Hexcel Corp.
1,383,103	Term Loan, 7.11%, Maturing March 1, 2012	1,365,814
IAP Worldwide Services, Inc.
960,375	Term Loan, 9.69%, Maturing December 30, 2012	876,342
Spirit AeroSystems, Inc.
1,617,935	Term Loan, 7.11%, Maturing December 31, 2011	1,626,024
TransDigm, Inc.
1,625,000	Term Loan, 7.36%, Maturing June 23, 2013	1,611,797
Vought Aircraft Industries, Inc.
2,133,588	Term Loan, 7.83%, Maturing December 17, 2011	2,117,586
Wesco Aircraft Hardware Corp.
1,153,458	Term Loan, 7.61%, Maturing September 29, 2013	1,107,320
Wyle Laboratories, Inc.
245,059	Term Loan, 8.11%, Maturing January 28, 2011	240,770
$12,562,191
Air Transport — 1.1%
Airport Development and Investment
GBP	1,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$2,021,764
Delta Air Lines, Inc.
1,200,000	Term Loan, 8.61%, Maturing April 30, 2014	1,184,100
Northwest Airlines, Inc.
2,100,000	DIP Loan, 7.34%, Maturing August 21, 2008	2,054,062
Orbitz Worldwide, Inc.
1,180,000	Term Loan, 8.34%, Maturing July 25, 2014	1,178,525
$6,438,451
Automotive — 6.7%
AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 8.18%, Maturing June 25, 2012	$2,022,906
Accuride Corp.
1,957,967	Term Loan, 7.38%, Maturing January 31, 2012	1,902,899
Adesa, Inc.
4,225,000	Term Loan, 7.61%, Maturing October 18, 2013	3,900,203
Affina Group, Inc.
1,370,985	Term Loan, 8.36%, Maturing November 30, 2011	1,354,705
AxleTech International Holding, Inc.
1,750,000	Term Loan, 11.86%, Maturing April 21, 2013	1,745,625

		CSA Acquisition Corp.
$360,139		Term Loan, 7.88%, Maturing December 23, 2011	$351,226
900,286		Term Loan, 7.88%, Maturing December 23, 2011	878,004
492,500		Term Loan, 7.88%, Maturing December 23, 2012	479,572
		Dana Corp.
2,350,000		Term Loan, 7.88%, Maturing March 30, 2008	2,317,687
		Dayco Products, LLC
1,951,090		Term Loan, 7.85%, Maturing June 21, 2011	1,895,810
		Federal-Mogul Corp.
2,915,607		Revolving Loan, 6.83%, Maturing December 31, 2007 (2)	2,786,834
		Ford Motor Co.
1,766,125		Term Loan, 8.36%, Maturing December 15, 2013	1,669,110
		General Motors Corp.
2,440,244		Term Loan, 7.74%, Maturing November 29, 2013	2,352,549
		Goodyear Tire & Rubber Co.
2,400,000		Term Loan, 6.85%, Maturing April 30, 2010	2,307,000
1,000,000		Term Loan, 8.82%, Maturing March 1, 2011	970,000
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 6.86%, Maturing May 30, 2014	147,587
EUR	1,890,909	Term Loan, 6.87%, Maturing May 30, 2014	2,558,172
		Jason, Inc.
450,000		Term Loan, 7.82%, Maturing April 30, 2010	439,875
		Keystone Automotive Operations, Inc.
895,500		Term Loan, 8.84%, Maturing January 12, 2012	841,770
		Osprey Acquisitions, Ltd
GBP	1,000,000	Term Loan, 7.96%, Maturing September 30, 2011	1,991,409
		R.J. Tower Corp.
1,725,000		Revolving Loan, 6.19%, Maturing February 2, 2008	1,716,915
		The Hertz Corp.
400,000		Term Loan, 5.36%, Maturing December 21, 2012	388,667
2,228,814		Term Loan, 7.10%, Maturing December 21, 2012	2,165,665
		TriMas Corp.
234,375		Term Loan, 7.57%, Maturing August 2, 2011	233,203
1,008,008		Term Loan, 7.61%, Maturing August 2, 2013	1,002,968
		United Components, Inc.
1,346,629		Term Loan, 7.36%, Maturing June 30, 2010	1,306,230
			$39,726,591
Beverage and Tobacco — 0.6%
		Constellation Brands, Inc.
$583,333		Term Loan, 6.88%, Maturing June 5, 2013	$568,542
		Culligan International Co.
EUR	975,000	Term Loan, 8.85%, Maturing May 31, 2013	1,337,965
		Southern Wine & Spirits of America, Inc.
1,431,450		Term Loan, 6.86%, Maturing May 31, 2012	1,408,189
			$3,314,696

Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$730,172	Term Loan, 6.82%, Maturing December 31, 2012	$714,352
		$714,352
Building and Development — 6.5%
	Beacon Sales Acquisition, Inc.
$694,750	Term Loan, 7.36%, Maturing September 30, 2013	$677,381
	BioMed Realty, L.P.
3,055,000	Term Loan, 7.57%, Maturing May 31, 2010	3,058,819
	Brickman Group Holdings, Inc.
1,221,938	Term Loan, 7.34%, Maturing January 23, 2014	1,209,718
	Building Materials Corp. of America
1,417,884	Term Loan, 8.13%, Maturing February 22, 2014	1,318,632
	Capital Automotive (REIT)
1,232,598	Term Loan, 7.07%, Maturing December 16, 2010	1,208,973
	Epco / Fantome, LLC
1,464,000	Term Loan, 7.98%, Maturing November 23, 2010	1,467,660
	Hovstone Holdings, LLC
1,425,127	Term Loan, 6.84%, Maturing February 28, 2009	1,403,750
	Lanoga Corp.
1,237,547	Term Loan, 9.00%, Maturing June 29, 2013	1,225,171
	LNR Property Corp.
2,800,000	Term Loan, 8.11%, Maturing July 3, 2011	2,695,501
	Metroflag BP, LLC (BP Parent)
500,000	Term Loan, 14.32%, Maturing July 1, 2008	501,250
	Mueller Water Products, Inc.
1,793,708	Term Loan, 7.10%, Maturing May 24, 2014	1,724,201
	NCI Building Systems, Inc.
594,000	Term Loan, 6.82%, Maturing June 18, 2010	587,875
	Nortek, Inc.
2,718,113	Term Loan, 7.61%, Maturing August 27, 2011	2,619,581
	November 2005 Land Investors
396,647	Term Loan, 8.07%, Maturing May 9, 2011	397,639
	Panolam Industries Holdings, Inc.
551,491	Term Loan, 8.11%, Maturing September 30, 2012	529,432
	PLY GEM Industries, Inc.
1,851,022	Term Loan, 8.11%, Maturing August 15, 2011	1,752,301
69,164	Term Loan, 8.11%, Maturing August 15, 2011	65,475
	Realogy Corp.
901,516	Term Loan, 5.32%, Maturing September 1, 2014	850,644
3,348,484	Term Loan, 8.36%, Maturing September 1, 2014	3,159,533
	South Edge, LLC
787,500	Term Loan, 7.38%, Maturing October 31, 2009	756,000
	Stile Acquisition Corp.
1,166,464	Term Loan, 7.36%, Maturing April 6, 2013	1,087,952

		Stile U.S. Acquisition Corp.
$1,168,456		Term Loan, 7.36%, Maturing April 6, 2013	$1,089,810
		Tousa/Kolter, LLC
	1,297,200	Term Loan, 8.61%, Maturing January 7, 2008	1,298,821
		TRU 2005 RE Holding Co.
	4,100,000	Term Loan, 8.32%, Maturing December 9, 2008	4,059,000
		United Subcontractors, Inc.
	825,000	Term Loan, 12.61%, Maturing June 27, 2013	789,937
		Wintergames Acquisition ULC
	2,875,351	Term Loan, 7.32%, Maturing October 26, 2007	2,882,540
			$38,417,596
Business Equipment and Services — 11.3%
		ACCO Brands Corp.
$1,307,450		Term Loan, 7.11%, Maturing August 17, 2012	$1,271,495
		Activant Solutions, Inc.
	721,446	Term Loan, 7.38%, Maturing May 1, 2013	683,570
		Affiliated Computer Services
	812,625	Term Loan, 7.32%, Maturing March 20, 2013	791,407
	2,153,250	Term Loan, 7.32%, Maturing March 20, 2013	2,097,026
		Affinion Group, Inc.
	2,585,796	Term Loan, 7.86%, Maturing October 17, 2012	2,570,038
		Allied Security Holdings, LLC
	1,264,545	Term Loan, 8.36%, Maturing June 30, 2010	1,232,932
		Buhrmann US, Inc.
	3,083,643	Term Loan, 7.11%, Maturing December 31, 2010	3,006,551
		DynCorp International, LLC
	1,079,116	Term Loan, 7.63%, Maturing February 11, 2011	1,053,487
		Education Management, LLC
	2,777,595	Term Loan, 7.13%, Maturing June 1, 2013	2,642,573
		Info USA, Inc.
	615,656	Term Loan, 7.36%, Maturing February 14, 2012	606,421
		ista International GmbH
EUR	138,439	Term Loan, 6.10%, Maturing May 14, 2015	185,830
EUR	1,136,561	Term Loan, 6.10%, Maturing May 14, 2015	1,538,767
		Kronos, Inc.
	1,100,000	Term Loan, 7.61%, Maturing June 11, 2014	1,069,750
		Language Line, Inc.
	2,215,399	Term Loan, 8.61%, Maturing June 11, 2011	2,179,860
		Mitchell International, Inc.
	1,000,000	Term Loan, 10.63%, Maturing March 28, 2015	950,000
		N.E.W. Holdings I, LLC
	981,955	Term Loan, 7.86%, Maturing May 22, 2014	913,218
		Nielsen Finance, LLC
	6,873,063	Term Loan, 7.36%, Maturing August 9, 2013	6,705,264

		Protection One, Inc.
$907,452		Term Loan, 7.59%, Maturing March 31, 2012	$875,691
		Quantum Corp.
425,000		Term Loan, 8.82%, Maturing July 12, 2014	416,500
		Quintiles Transnational Corp.
1,700,000		Term Loan, 9.36%, Maturing March 31, 2014	1,657,500
		Sabare, Inc.
4,057,297		Term Loan, 7.61%, Maturing September 30, 2014	3,721,121
		Serena Software, Inc.
517,500		Term Loan, 7.34%, Maturing March 10, 2013	496,369
		Sitel (Client Logic)
1,995,594		Term Loan, 7.85%, Maturing January 29, 2014	1,950,693
		Solera Holdings, Inc.
EUR	798,000	Term Loan, 6.19%, Maturing May 15, 2014	1,034,994
		SunGard Data Systems, Inc.
12,838,983		Term Loan, 7.36%, Maturing February 11, 2013	12,358,856
		TDS Investor Corp.
EUR	1,054,228	Term Loan, 6.66%, Maturing August 23, 2013	1,422,035
1,345,107		Term Loan, 7.82%, Maturing August 23, 2013	1,317,154
269,897		Term Loan, 7.86%, Maturing August 23, 2013	264,288
		Transaction Network Services, Inc.
656,422		Term Loan, 7.36%, Maturing May 4, 2012	646,576
		US Investigations Services, Inc.
1,180,231		Term Loan, 8.07%, Maturing October 14, 2012	1,183,182
1,537,634		Term Loan, 8.07%, Maturing October 14, 2013	1,541,478
		Valassis Communications, Inc.
479,196		Term Loan, 7.11%, Maturing March 2, 2014	459,429
		VWR International, Inc.
1,625,000		Term Loan, 7.86%, Maturing June 28, 2013	1,580,312
		WAM Acquisition, S.A.
EUR	245,946	Term Loan, 6.57%, Maturing May 4, 2014	323,103
EUR	154,054	Term Loan, 6.57%, Maturing May 4, 2014	202,383
EUR	245,946	Term Loan, 6.82%, Maturing May 4, 2015	324,927
EUR	154,054	Term Loan, 6.82%, Maturing May 4, 2015	203,526
		West Corp.
3,432,772		Term Loan, 7.75%, Maturing October 24, 2013	3,308,811
		Williams Scotsman, Inc.
750,000		Term Loan, 6.82%, Maturing June 27, 2010	731,250
		Worldspan, L.P.
1,393,000		Term Loan, 8.61%, Maturing December 7, 2013	1,379,070
			$66,897,437
Cable and Satellite Television — 9.4%
		Atlantic Broadband Finance, LLC
$4,251,578		Term Loan, 7.61%, Maturing February 10, 2011	$4,147,946
		Bragg Communications, Inc.
1,021,125		Term Loan, 7.11%, Maturing August 31, 2011	1,021,125

		Bresnan Broadband Holdings, LLC
$500,000		Term Loan, 7.36%, Maturing March 29, 2014	$482,678
1,200,000		Term Loan, 9.86%, Maturing March 29, 2014	1,168,000
		Charter Communications Operating, Inc
12,118,808		Term Loan, 7.36%, Maturing April 28, 2013	11,549,224
		CSC Holdings, Inc.
2,962,500		Term Loan, 7.07%, Maturing March 29, 2013	2,852,994
		Insight Midwest Holdings, LLC
5,325,000		Term Loan, 7.36%, Maturing April 6, 2014	5,171,166
		Mediacom Broadband Group
5,865,973		Term Loan, 7.10%, Maturing January 31, 2015	5,660,664
		Mediacom Illinois, LLC
2,770,826		Term Loan, 7.10%, Maturing January 31, 2015	2,680,774
		NTL Investment Holdings, Ltd.
2,492,490		Term Loan, 7.36%, Maturing March 30, 2012	2,463,672
GBP	530,337	Term Loan, 8.29%, Maturing March 30, 2012	1,058,139
GBP	269,663	Term Loan, 8.29%, Maturing March 30, 2012	538,037
		Orion Cable GmbH
EUR	1,075,000	Term Loan, 6.97%, Maturing October 31, 2014	1,441,164
EUR	1,075,000	Term Loan, 7.22%, Maturing October 31, 2015	1,448,521
		Persona Communications Corp.
161,968		Term Loan, 8.07%, Maturing October 12, 2013	161,563
260,719		Term Loan, 8.07%, Maturing October 12, 2013	260,067
825,000		Term Loan, 11.32%, Maturing April 12, 2014	831,187
		ProSiebenSat.1 Media AG
EUR	593,401	Term Loan, 6.60%, Maturing March 2, 2015	768,110
EUR	11,076	Term Loan, Maturing June 26, 2015 (3)	14,309
EUR	272,924	Term Loan, Maturing June 26, 2015 (3)	352,577
EUR	593,401	Term Loan, 6.98%, Maturing March 2, 2016	772,171
EUR	464,852	Term Loan, 8.35%, Maturing September 2, 2016	599,194
EUR	375,000	Term Loan, Maturing March 2, 2017 (3)	494,711
		UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 6.30%, Maturing June 30, 2009	5,404,254
1,950,000		Term Loan, 7.13%, Maturing October 16, 2011	1,889,062
		YPSO Holding SA
EUR	541,621	Term Loan, 6.61%, Maturing July 28, 2014	719,950
EUR	209,021	Term Loan, 6.61%, Maturing July 28, 2014	277,841
EUR	249,358	Term Loan, 6.61%, Maturing July 28, 2014	331,459
EUR	1,000,000	Term Loan, 6.86%, Maturing July 28, 2015	1,343,613
			$55,904,172
Chemicals and Plastics — 10.0%
		Brenntag Holding GmbH and Co. KG
$373,091		Term Loan, 7.39%, Maturing December 23, 2013	$366,562
1,526,909		Term Loan, 7.39%, Maturing December 23, 2013	1,500,188
1,000,000		Term Loan, 9.39%, Maturing December 23, 2015	997,500

		Celanese Holdings, LLC
$4,214,438		Term Loan, 7.11%, Maturing April 2, 2014	$3,975,116
		Cognis GmbH
EUR	803,279	Term Loan, 6.15%, Maturing September 15, 2013	1,064,107
EUR	196,721	Term Loan, 6.15%, Maturing September 15, 2013	260,598
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.18%, Maturing December 18, 2014 (2)	1,342,157
		Georgia Gulf Corp.
932,109		Term Loan, 7.82%, Maturing October 3, 2013	910,671
		Hercules, Inc.
659,325		Term Loan, 6.82%, Maturing October 8, 2010	653,473
		Hexion Specialty Chemicals, Inc.
500,000		Term Loan, 7.63%, Maturing May 5, 2012	483,594
4,497,697		Term Loan, 7.63%, Maturing May 5, 2013	4,338,874
977,028		Term Loan, 7.63%, Maturing May 5, 2013	942,527
		Huish Detergents, Inc.
950,000		Term Loan, 7.32%, Maturing April 26, 2014	883,500
		INEOS Group
1,608,750		Term Loan, 7.58%, Maturing December 14, 2013	1,563,705
1,608,750		Term Loan, 8.08%, Maturing December 14, 2014	1,563,705
		Innophos, Inc.
632,897		Term Loan, 7.57%, Maturing August 10, 2010	620,239
		Invista B.V.
2,504,568		Term Loan, 6.86%, Maturing April 29, 2011	2,416,908
1,327,606		Term Loan, 6.86%, Maturing April 29, 2011	1,281,140
		ISP Chemco, Inc.
2,600,000		Term Loan, 7.13%, Maturing June 4, 2014	2,497,300
		Kleopatra
EUR	575,000	Term Loan, 6.60%, Maturing January 3, 2016	787,089
825,000		Term Loan, 7.83%, Maturing January 3, 2016	825,000
		Kranton Polymers, LLC
3,233,973		Term Loan, 7.38%, Maturing May 12, 2013	3,120,784
		Lucite International Group Holdings
604,769		Term Loan, 7.61%, Maturing July 7, 2013	580,578
214,122		Term Loan, 7.61%, Maturing July 7, 2013	205,557
		Lyondell Chemical Co.
3,970,000		Term Loan, 6.86%, Maturing August 16, 2013	3,904,249
		MacDermid, Inc.
EUR	997,500	Term Loan, 6.41%, Maturing April 12, 2014	1,344,946
		Millenium Inorganic Chemicals
350,000		Term Loan, 7.61%, Maturing April 30, 2014	336,583
975,000		Term Loan, 11.11%, Maturing October 31, 2014	945,750
		Momentive Performance Material
1,716,375		Term Loan, 7.63%, Maturing December 4, 2013	1,619,113
		Nalco Co.
5,411,119		Term Loan, 7.10%, Maturing November 4, 2010	5,286,360

		Professional Paint, Inc.
$717,750		Term Loan, 7.88%, Maturing May 31, 2012	$681,862
350,000		Term Loan, 11.63%, Maturing May 31, 2013	330,750
		Propex Fabrics, Inc.
821,109		Term Loan, 8.36%, Maturing July 31, 2012	808,792
		Rockwood Specialties Group, Inc.
4,338,750		Term Loan, 6.86%, Maturing December 10, 2012	4,234,199
		Solo Cup Co.
2,624,667		Term Loan, 8.84%, Maturing February 27, 2011	2,565,612
		Solutia, Inc.
1,748,505		DIP Loan, 8.36%, Maturing March 31, 2008	1,739,763
		Wellman, Inc.
2,250,000		Term Loan, 9.36%, Maturing February 10, 2009	2,171,250
			$59,150,101
Clothing/Textiles — 0.2%
		St. John Knits International, Inc.
$577,673		Term Loan, 8.36%, Maturing March 23, 2012	$580,561
		The William Carter Co.
635,069		Term Loan, 6.85%, Maturing July 14, 2012	605,432
			$1,185,993
Conglomerates — 3.3%
		Amsted Industries, Inc.
$1,715,703		Term Loan, 7.36%, Maturing October 15, 2010	$1,651,365
		Blount, Inc.
341,288		Term Loan, 7.09%, Maturing August 9, 2010	339,013
		Doncasters (Dunde HoldCo 4 Ltd.)
475,000		Term Loan, Maturing July 13, 2015 (3)	475,000
475,000		Term Loan, Maturing July 13, 2015 (3)	475,000
GBP	500,000	Term Loan, Maturing January 13, 2016 (3)	1,016,025
		Euramax International, Inc.
604,965		Term Loan, 8.38%, Maturing June 28, 2012	579,002
501,316		Term Loan, 13.36%, Maturing June 28, 2013	469,357
248,684		Term Loan, 13.36%, Maturing June 28, 2013	232,831
		GenTek, Inc.
512,432		Term Loan, 7.36%, Maturing February 25, 2011	501,863
		Goodman Global Holdings, Inc.
884,814		Term Loan, 7.13%, Maturing December 23, 2011	864,906
		ISS Holding A/S
EUR	147,368	Term Loan, 6.16%, Maturing December 31, 2013	197,237
EUR	1,052,632	Term Loan, 6.16%, Maturing December 31, 2013	1,408,835
		Jarden Corp.
2,161,477		Term Loan, 7.11%, Maturing January 24, 2012	2,119,598
1,217,997		Term Loan, 7.11%, Maturing January 24, 2012	1,194,651
		Johnson Diversey, Inc.
1,680,408		Term Loan, 7.86%, Maturing December 16, 2011	1,621,593

	Polymer Group, Inc.
$2,536,375	Term Loan, 7.61%, Maturing November 22, 2012	$2,485,647
	RBS Global, Inc.
296,250	Term Loan, 7.64%, Maturing July 19, 2013	282,178
	Rexnord Corp.
1,284,836	Term Loan, 7.86%, Maturing July 19, 2013	1,223,806
	RGIS Holdings, LLC
119,048	Term Loan, 0.00%, Maturing April 30, 2014 (2)	116,667
2,380,952	Term Loan, 7.86%, Maturing April 30, 2014	2,333,333
		$19,587,907
Containers and Glass Products — 4.9%
	Berry Plastics Corp.
$1,895,250	Term Loan, 7.36%, Maturing April 3, 2015	$1,783,565
	Bluegrass Container Co.
376,200	Term Loan, 7.60%, Maturing June 30, 2013	368,833
1,257,300	Term Loan, 7.60%, Maturing June 30, 2013	1,232,678
284,848	Term Loan, 10.32%, Maturing December 30, 2013	281,110
890,152	Term Loan, 10.32%, Maturing December 30, 2013	878,468
	Consolidated Container Co.
1,000,000	Term Loan, 10.83%, Maturing September 28, 2014	892,500
	Crown Americas, LLC
618,750	Term Loan, 7.11%, Maturing November 15, 2012	609,469
	Graham Packaging Holdings Co.
4,239,375	Term Loan, 7.63%, Maturing October 7, 2011	4,045,072
	Graphic Packaging International, Inc.
5,746,125	Term Loan, 7.34%, Maturing May 16, 2014	5,639,822
	IPG (US), Inc.
1,954,483	Term Loan, 8.08%, Maturing July 28, 2011	1,905,621
	JSG Acquisitions
1,845,000	Term Loan, 7.49%, Maturing December 31, 2013	1,785,037
1,845,000	Term Loan, 8.11%, Maturing December 13, 2014	1,794,262
	Kranson Industries, Inc.
844,021	Term Loan, 7.61%, Maturing July 31, 2013	833,471
	Owens-Brockway Glass Container
1,588,438	Term Loan, 6.82%, Maturing June 14, 2013	1,534,165
	Smurfit-Stone Container Corp.
650,961	Term Loan, 5.22%, Maturing November 1, 2011	636,676
645,616	Term Loan, 7.38%, Maturing November 1, 2011	631,448
2,573,226	Term Loan, 7.38%, Maturing November 1, 2011	2,516,759
1,465,843	Term Loan, 7.38%, Maturing November 1, 2011	1,433,676
		$28,802,632
Cosmetics/Toiletries — 0.6%
	American Safety Razor Co.
$900,000	Term Loan, 11.63%, Maturing July 31, 2014	$891,000
	KIK Custom Products, Inc.
975,000	Term Loan, 10.36%, Maturing November 30, 2014	884,812

		Prestige Brands, Inc.
	$1,629,951	Term Loan, 7.63%, Maturing April 7, 2011	$1,593,277
			$3,369,089
Drugs — 1.4%
		Graceway Pharmaceuticals, LLC
	$818,125	Term Loan, 8.11%, Maturing May 3, 2012	$789,491
	1,000,000	Term Loan, 11.86%, Maturing May 3, 2013	972,500
	275,000	Term Loan, 13.61%, Maturing November 3, 2013	228,250
		Pharmaceutical Holdings Corp.
	666,563	Term Loan, 8.57%, Maturing January 30, 2012	671,978
		Stiefel Laboratories, Inc.
	754,635	Term Loan, 7.61%, Maturing December 28, 2013	743,315
	986,615	Term Loan, 7.61%, Maturing December 28, 2013	971,816
	750,000	Term Loan, 10.36%, Maturing June 28, 2014	746,250
		Warner Chilcott Corp.
	2,693,278	Term Loan, 7.36%, Maturing January 18, 2012	2,613,827
	741,974	Term Loan, 7.36%, Maturing January 18, 2012	720,086
			$8,457,513
Ecological Services and Equipment — 2.3%
		Allied Waste Industries, Inc.
	$1,297,702	Term Loan, 5.32%, Maturing January 15, 2012	$1,246,767
	2,387,805	Term Loan, 7.09%, Maturing January 15, 2012	2,299,542
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.16%, Maturing April 1, 2015	1,344,040
		Cory Environmental Holdings
GBP	500,000	Term Loan, 9.77%, Maturing September 30, 2014	1,024,280
		Duratek, Inc.
	2,852	Term Loan, 7.66%, Maturing June 7, 2013	2,817
		EnergySolutions, LLC
	4,059	Term Loan, 7.66%, Maturing June 7, 2013	4,008
		Environmental Systems, Inc.
	2,500,000	Term Loan, 12.49%, Maturing December 12, 2010	1,509,375
		IESI Corp.
	970,588	Term Loan, 7.08%, Maturing January 20, 2012	951,176
		Kemble Water Structure Ltd.
GBP	1,250,000	Term Loan, 9.77%, Maturing October 13, 2013	2,518,632
		Sensus Metering Systems, Inc.
	2,243,478	Term Loan, 7.37%, Maturing December 17, 2010	2,232,261
	210,978	Term Loan, 7.37%, Maturing December 17, 2010	209,923
			$13,342,821
Electronics/Electrical — 4.7%
		Advanced Micro Devices, Inc.
	$1,845,975	Term Loan, 7.36%, Maturing December 31, 2013	$1,737,396
		AMI Semiconductor, Inc.
	1,817,738	Term Loan, 6.86%, Maturing April 1, 2012	1,785,928

	Aspect Software, Inc.
$2,009,813	Term Loan, 8.36%, Maturing July 11, 2011	$1,947,006
1,800,000	Term Loan, 12.44%, Maturing July 11, 2013	1,710,000
	Communications & Power, Inc.
425,926	Term Loan, 9.22%, Maturing July 23, 2010	421,667
	EnerSys Capital, Inc.
1,067,137	Term Loan, 7.11%, Maturing March 17, 2011	1,065,804
	FCI International S.A.S.
216,536	Term Loan, 7.76%, Maturing November 1, 2013	215,724
208,464	Term Loan, 7.76%, Maturing November 1, 2013	207,682
208,464	Term Loan, 7.76%, Maturing November 1, 2013	205,891
216,536	Term Loan, 7.76%, Maturing November 1, 2013	213,863
	Freescale Semiconductor, Inc.
4,303,375	Term Loan, 7.11%, Maturing December 1, 2013	3,969,373
	Infor Enterprise Solutions Holdings
2,625,163	Term Loan, 9.11%, Maturing July 28, 2012	2,579,222
1,369,650	Term Loan, 9.11%, Maturing July 28, 2012	1,345,681
500,000	Term Loan, 11.11%, Maturing March 2, 2014	478,750
183,333	Term Loan, 11.61%, Maturing March 2, 2014	175,542
316,667	Term Loan, 11.61%, Maturing March 2, 2014	303,208
	Network Solutions, Inc.
754,739	Term Loan, 7.86%, Maturing March 7, 2014	737,285
	Open Solutions, Inc.
2,095,118	Term Loan, 7.45%, Maturing January 23, 2014	1,995,600
	Sensata Technologies Finance Co.
1,786,975	Term Loan, 7.11%, Maturing April 27, 2013	1,733,180
	Spectrum Brands, Inc.
57,701	Term Loan, 5.17%, Maturing March 30, 2013	55,970
1,167,299	Term Loan, 9.35%, Maturing March 30, 2013	1,132,280
	TTM Technologies, Inc.
367,875	Term Loan, 7.59%, Maturing October 27, 2012	356,839
	VeriFone, Inc.
736,250	Term Loan, 7.11%, Maturing October 31, 2013	725,206
	Vertafore, Inc.
2,244,375	Term Loan, 7.86%, Maturing January 31, 2012	2,165,822
850,000	Term Loan, 11.36%, Maturing January 31, 2013	811,750
		$28,076,669
Equipment Leasing — 1.1%
	AWAS Capital, Inc.
$2,140,300	Term Loan, 11.38%, Maturing March 22, 2013	$2,097,494
	Maxim Crane Works, L.P.
875,000	Term Loan, 7.36%, Maturing June 29, 2014	855,312
	United Rentals, Inc.
1,121,250	Term Loan, 5.32%, Maturing February 14, 2011	1,102,329
2,457,047	Term Loan, 7.32%, Maturing February 14, 2011	2,415,584
		$6,470,719

Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
	$1,150,000	Term Loan, 10.86%, Maturing December 16, 2013	$1,139,458
		Central Garden & Pet Co.
	2,049,063	Term Loan, 6.82%, Maturing February 28, 2014	2,026,011
			$3,165,469
Financial Intermediaries — 1.8%
		Citco III, Ltd.
	$525,000	Term Loan, 7.63%, Maturing June 30, 2014	$525,000
		Coinstar, Inc.
	520,782	Term Loan, 7.36%, Maturing July 7, 2011	523,061
		Grosvenor Capital Management
	1,542,250	Term Loan, 7.61%, Maturing December 5, 2013	1,495,982
		INVESTools, Inc.
	450,000	Term Loan, 8.61%, Maturing August 13, 2012	445,500
		iPayment, Inc.
	1,686,231	Term Loan, 7.35%, Maturing May 10, 2013	1,622,997
		Jupiter Asset Management Group
GBP	475,000	Term Loan, 8.05%, Maturing June 30, 2015	926,615
		LPL Holdings, Inc.
	3,579,846	Term Loan, 7.36%, Maturing December 18, 2014	3,463,501
		Oxford Acquisition III, Ltd.
	1,000,000	Term Loan, Maturing May 24, 2014 (3)	971,250
		RJO Holdings Corp. (RJ O’Brien)
	475,000	Term Loan, 8.32%, Maturing July 31, 2014	469,062
			$10,442,968
Food Products — 4.4%
		Acosta, Inc.
	$3,070,861	Term Loan, 7.57%, Maturing July 28, 2013	$2,971,058
		Advantage Sales & Marketing, Inc.
	425,000	Term Loan, 7.36%, Maturing March 29, 2013	407,469
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.31%, Maturing December 31, 2013	196,628
EUR	852,941	Term Loan, 6.31%, Maturing December 31, 2014	1,140,445
		Chiquita Brands, LLC
	1,166,200	Term Loan, 8.38%, Maturing June 28, 2012	1,146,520
		Dean Foods Co.
	3,466,313	Term Loan, 6.86%, Maturing April 2, 2014	3,351,924
		Dole Food Company, Inc.
	162,791	Term Loan, 5.23%, Maturing April 12, 2013	154,244
	1,205,669	Term Loan, 7.45%, Maturing April 12, 2013	1,142,371
	361,701	Term Loan, 7.54%, Maturing April 12, 2013	342,711
		Michael Foods, Inc.
	3,152,042	Term Loan, 7.36%, Maturing November 21, 2010	3,094,256
		National Dairy Holdings, L.P.
	727,143	Term Loan, 7.32%, Maturing March 15, 2012	727,143

		Pinnacle Foods Finance, LLC
$3,775,000		Term Loan, 8.11%, Maturing April 2, 2014	$3,576,812
		Provimi Group SA
EUR	2,100,000	Term Loan, Maturing June 28, 2015 (3)	2,831,466
EUR	500,000	Term Loan, Maturing December 28, 2016 (3)	678,436
		QCE Finance, LLC
1,241,231		Term Loan, 7.61%, Maturing May 5, 2013	1,192,272
950,000		Term Loan, 11.11%, Maturing November 5, 2013	922,291
		Reddy Ice Group, Inc.
1,970,000		Term Loan, 7.11%, Maturing August 9, 2012	1,973,694
			$25,849,740
Food Service — 2.3%
		AFC Enterprises, Inc.
$465,454		Term Loan, 7.63%, Maturing May 23, 2009	$462,545
		Aramark Corp.
GBP	997,500	Term Loan, 8.08%, Maturing January 27, 2014	1,905,352
		Buffets, Inc.
186,667		Term Loan, 5.25%, Maturing May 1, 2013	185,267
1,406,267		Term Loan, 8.11%, Maturing November 1, 2013	1,395,720
		Burger King Corp.
1,078,126		Term Loan, 6.88%, Maturing June 30, 2012	1,050,364
		CBRL Group, Inc.
1,772,182		Term Loan, 6.86%, Maturing April 27, 2013	1,709,270
		Denny’s, Inc.
133,333		Term Loan, 7.32%, Maturing March 31, 2012	131,583
718,518		Term Loan, 7.36%, Maturing March 31, 2012	709,088
		JRD Holdings, Inc.
650,000		Term Loan, 7.87%, Maturing June 26, 2014	611,000
		Krispy Kreme Doughnut Corp.
433,800		Term Loan, 8.36%, Maturing February 16, 2014	431,089
		NPC International, Inc.
391,083		Term Loan, 7.11%, Maturing May 3, 2013	379,351
		OSI Restaurant Partners, LLC
60,150		Term Loan, 7.88%, Maturing May 9, 2013	57,504
739,850		Term Loan, 7.63%, Maturing May 9, 2014	707,296
		RMK Acquisition Corp. (Aramark)
163,977		Term Loan, 5.36%, Maturing January 26, 2014	154,753
2,327,001		Term Loan, 7.36%, Maturing January 26, 2014	2,196,107
		Sagittarius Restaurants, LLC
395,000		Term Loan, 7.61%, Maturing March 29, 2013	387,717
		Selecta
EUR	743,561	Term Loan, Maturing December 28, 2015 (3)	1,017,823
			$13,491,829

Food/Drug Retailers — 2.2%
		General Nutrition Centers, Inc.
$1,047,375		Term Loan, 7.61%, Maturing September 16, 2013	$1,017,263
		Iceland Foods Group, Ltd.
GBP	1,250,000	Term Loan, 8.02%, Maturing May 2, 2014	2,514,662
GBP	1,250,000	Term Loan, 8.52%, Maturing May 2, 2015	2,527,362
		Rite Aid Corp.
3,900,000		Term Loan, 7.07%, Maturing June 1, 2014	3,897,562
		Roundy’s Supermarkets, Inc.
3,373,796		Term Loan, 8.11%, Maturing November 3, 2011	3,293,669
			$13,250,518
Forest Products — 2.8%
		Appleton Papers, Inc.
$1,350,000		Term Loan, 7.10%, Maturing June 5, 2014	$1,305,000
		Boise Cascade Holdings, LLC
768,503		Term Loan, 0.00%, Maturing April 30, 2014 (2)	719,832
3,422,918		Term Loan, 6.86%, Maturing April 30, 2014	3,206,134
		Georgia-Pacific Corp.
8,717,250		Term Loan, 7.11%, Maturing December 20, 2012	8,258,034
		NewPage Corp.
1,820,206		Term Loan, 7.63%, Maturing May 2, 2011	1,795,937
		Xerium Technologies, Inc.
1,257,474		Term Loan, 8.11%, Maturing May 18, 2012	1,200,887
			$16,485,824
Healthcare — 11.8%
		Accellent, Inc.
$2,337,168		Term Loan, 7.86%, Maturing November 22, 2012	$2,220,309
		Alliance Imaging, Inc.
1,066,583		Term Loan, 7.88%, Maturing December 29, 2011	1,055,029
		American Medical Systems
1,564,765		Term Loan, 7.68%, Maturing July 20, 2012	1,556,941
		AMN Healthcare, Inc.
373,664		Term Loan, 7.11%, Maturing November 2, 2011	364,323
		AMR HoldCo, Inc.
1,888,876		Term Loan, 7.36%, Maturing February 10, 2012	1,835,751
		Biomet, Inc.
2,750,000		Term Loan, Maturing December 26, 2014 (3)	2,605,625
EUR	1,225,000	Term Loan, Maturing December 26, 2014 (3)	1,674,745
		Capio AB
EUR	227,051	Term Loan, 6.36%, Maturing April 24, 2015	304,194
EUR	272,949	Term Loan, 6.36%, Maturing April 24, 2015	365,687
EUR	227,051	Term Loan, 6.48%, Maturing April 16, 2016	306,137
EUR	272,949	Term Loan, 6.48%, Maturing April 24, 2016	368,022
		Cardinal Health 409, Inc.
2,275,000		Term Loan, 7.61%, Maturing April 10, 2014	2,138,500

	Carestream Health, Inc.
$2,550,000	Term Loan, 7.34%, Maturing April 30, 2013	$2,416,125
1,000,000	Term Loan, 10.59%, Maturing October 30, 2013	985,000
	Carl Zeiss Vision Holding GmbH
1,300,000	Term Loan, 7.84%, Maturing March 23, 2015	1,280,500
	Concentra, Inc.
600,000	Term Loan, 10.86%, Maturing June 25, 2015	594,000
	CONMED Corp.
486,139	Term Loan, 7.07%, Maturing April 13, 2013	471,555
	CRC Health Corp.
493,665	Term Loan, 7.61%, Maturing February 6, 2013	483,792
496,250	Term Loan, 7.86%, Maturing February 6, 2013	486,325
	Dako EQT Project Delphi
500,000	Term Loan, 9.84%, Maturing December 12, 2016	505,000
	DaVita, Inc.
4,047,997	Term Loan, 6.86%, Maturing October 5, 2012	3,841,703
	Emdeon Business Services, LLC
1,682,103	Term Loan, 7.61%, Maturing November 16, 2013	1,627,435
	Encore Medical Finance, LLC
1,813,178	Term Loan, 7.88%, Maturing November 3, 2013	1,772,382
	Fenwal, Inc.
500,000	Term Loan, 10.61%, Maturing August 28, 2014	476,250
	FGX International, Inc.
588,000	Term Loan, 9.36%, Maturing December 12, 2012	564,480
	FHC Health Systems, Inc.
367,127	Term Loan, 12.07%, Maturing December 18, 2009	370,798
256,989	Term Loan, 14.07%, Maturing December 18, 2009	259,559
500,000	Term Loan, 15.11%, Maturing February 7, 2011	507,500
	Fresenius Medical Care Holdings
2,497,924	Term Loan, 6.74%, Maturing March 31, 2013	2,408,825
	Hanger Orthopedic Group, Inc.
717,755	Term Loan, 7.61%, Maturing May 30, 2013	714,166
	HCA, Inc.
6,741,125	Term Loan, 7.61%, Maturing November 18, 2013	6,519,794
	Health Management Association, Inc.
3,068,750	Term Loan, 7.11%, Maturing February 28, 2014	2,992,031
	HealthSouth Corp.
2,137,442	Term Loan, 7.86%, Maturing March 10, 2013	2,085,743
	IASIS Healthcare, LLC
292,130	Term Loan, 5.70%, Maturing March 14, 2014 (2)	278,984
77,901	Term Loan, 7.32%, Maturing March 14, 2014	74,396
852,831	Term Loan, 7.36%, Maturing March 14, 2014	814,453
	Ikaria Acquisition, Inc.
594,681	Term Loan, 7.86%, Maturing March 28, 2013	596,168
	IM US Holdings, LLC
625,000	Term Loan, 9.59%, Maturing June 26, 2015	609,375

		Invacare Corp.
$1,019,875		Term Loan, 7.59%, Maturing February 12, 2013	$980,355
		inVentiv Health, Inc.
	54,286	Term Loan, 0.00%, Maturing July 6, 2014 (2)	52,521
	895,714	Term Loan, 7.11%, Maturing July 6, 2014	894,035
		Kinetic Concepts, Inc.
	1,068,801	Term Loan, 4.85%, Maturing October 3, 2009	1,069,803
		Leiner Health Products, Inc.
	965,150	Term Loan, 9.83%, Maturing May 27, 2011	938,608
		LifeCare Holdings, Inc.
	859,688	Term Loan, 8.36%, Maturing August 11, 2012	800,942
		LifePoint Hospitals, Inc.
	2,063,187	Term Loan, 6.99%, Maturing April 15, 2012	1,967,764
		Magellan Health Services, Inc.
	1,111,111	Term Loan, 5.20%, Maturing August 15, 2008	1,113,889
	555,556	Term Loan, 7.11%, Maturing August 15, 2008	556,944
		Matria Healthcare, Inc.
	162,327	Term Loan, 7.36%, Maturing January 19, 2012	158,269
		MultiPlan Merger Corp.
	593,847	Term Loan, 7.82%, Maturing April 12, 2013	573,805
	890,182	Term Loan, 7.82%, Maturing April 12, 2013	860,139
		National Mentor Holdings, Inc.
	61,600	Term Loan, 5.32%, Maturing June 29, 2013	61,273
	1,028,016	Term Loan, 7.35%, Maturing June 29, 2013	1,022,555
		National Rental Institutes, Inc.
	866,250	Term Loan, 7.63%, Maturing March 31, 2013	822,937
		Nyco Holdings
EUR	1,000,000	Term Loan, 6.66%, Maturing December 29, 2014	1,328,030
EUR	1,000,000	Term Loan, 7.16%, Maturing December 29, 2015	1,334,874
		Physiotherapy Associates, Inc.
	850,000	Term Loan, 10.25%, Maturing June 27, 2013	839,375
		RadNet Management, Inc.
	547,250	Term Loan, 8.86%, Maturing November 15, 2012	548,618
		Renal Advantage, Inc.
	343,985	Term Loan, 7.86%, Maturing October 5, 2012	337,105
		Select Medical Holding Corp.
	2,148,349	Term Loan, 7.36%, Maturing February 24, 2012	2,101,801
		Sunrise Medical Holdings, Inc.
	675,653	Term Loan, 9.38%, Maturing May 13, 2010	668,897
		Vanguard Health Holding Co., LLC
	2,182,165	Term Loan, 7.61%, Maturing September 23, 2011	2,105,789
		Viant Holdings, Inc.
	525,000	Term Loan, 7.61%, Maturing June 25, 2014	510,562
			$70,180,492

Home Furnishings — 1.8%
		Hunter Fan Co.
	$49,286	Term Loan, 0.00%, Maturing April 16, 2014 (2)	$46,821
	525,714	Term Loan, 7.86%, Maturing April 16, 2014	499,429
		Interline Brands, Inc.
	993,228	Term Loan, 7.07%, Maturing June 23, 2013	963,431
	686,848	Term Loan, 7.07%, Maturing June 23, 2013	666,242
		National Bedding Co., LLC
	497,500	Term Loan, 7.36%, Maturing August 31, 2011	486,928
	1,050,000	Term Loan, 10.36%, Maturing August 31, 2012	1,002,750
		Sealy Mattress Co.
	2,978,571	Term Loan, 6.61%, Maturing August 25, 2011	2,954,371
		Simmons Co.
	2,889,682	Term Loan, 7.41%, Maturing December 19, 2011	2,802,992
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	961,667
			$10,384,631
Industrial Equipment — 3.5%
		Aearo Technologies, Inc.
	$400,000	Term Loan, 10.86%, Maturing September 24, 2013	$391,000
	700,000	Term Loan, 7.61%, Maturing July 2, 2014	672,000
		Alliance Laundry Holdings, LLC
	843,723	Term Loan, 7.61%, Maturing January 27, 2012	833,177
		EPD Holdings (Goodyear Engineering Production)
	78,125	Term Loan, Maturing July 13, 2014 (3)	75,391
	546,875	Term loan, Maturing July 13, 2014 (3)	527,734
	775,000	Term Loan, Maturing July 13, 2015 (3)	748,521
		Flowserve Corp.
	2,000,288	Term Loan, 6.88%, Maturing August 10, 2012	1,966,533
		Foamex L.P.
	1,788,235	Term Loan, 7.60%, Maturing February 12, 2013	1,740,548
		FR Brand Acquisition Corp.
	748,125	Term Loan, 7.63%, Maturing February 7, 2014	708,225
		Generac Acquisition Corp.
	1,782,000	Term Loan, 7.86%, Maturing November 7, 2013	1,641,667
	500,000	Term Loan, 11.36%, Maturing April 7, 2014	406,562
		Gleason Corp.
	141,970	Term Loan, Maturing June 30, 2013 (3)	139,663
	583,030	Term Loan, 7.38%, Maturing June 30, 2013	573,556
		Itron, Inc.
EUR	399,000	Term Loan, 6.22%, Maturing April 18, 2014	529,786
		John Maneely Co.
	3,031,468	Term Loan, 8.61%, Maturing December 8, 2013	2,724,532
		Kion Group GMBH
	250,000	Term Loan, 7.58%, Maturing December 23, 2014	245,562
	250,000	Term Loan, 7.83%, Maturing December 23, 2015	246,812

	Polypore International, Inc.
$3,025,000	Term Loan, 7.56%, Maturing July 3, 2014	$2,873,750
	Terex Corp.
717,750	Term Loan, 7.11%, Maturing July 13, 2013	720,442
	TFS Acquisition Corp.
694,750	Term Loan, 8.86%, Maturing August 11, 2013	691,276
	TNT Logistics Holdings
473,282	Term Loan, Maturing January 4, 2014 (3)	475,945
1,526,718	Term Loan, Maturing January 4, 2014 (3)	1,536,737
		$20,469,419
Insurance — 1.8%
	AmWINS Group, Inc.
$500,000	Term Loan, 10.84%, Maturing June 8, 2014	$471,250
	Applied Systems, Inc.
1,339,875	Term Loan, 7.85%, Maturing September 26, 2013	1,309,728
	ARG Holding, Inc.
1,250,000	Term Loan, 12.63%, Maturing November 30, 2012	1,243,750
	CCC Information Services Group
604,852	Term Loan, 7.86%, Maturing February 10, 2013	589,731
	Conseco, Inc.
3,504,188	Term Loan, 7.32%, Maturing October 10, 2013	3,372,780
	Crawford and Company
1,256,167	Term Loan, 7.61%, Maturing October 31, 2013	1,257,737
	Hub International Holdings, Inc.
150,980	Term Loan, 0.00%, Maturing June 13, 2014 (2)	143,054
674,020	Term Loan, 7.86%, Maturing June 13, 2014	638,634
	U.S.I. Holdings Corp.
1,850,000	Term Loan, 8.11%, Maturing May 4, 2014	1,757,500
		$10,784,164
Leisure Goods/Activities/Movies — 8.7%
	24 Hour Fitness Worldwide, Inc.
$1,654,063	Term Loan, 7.87%, Maturing June 8, 2012	$1,637,522
	Alliance Atlantis Communications, Inc.
610,938	Term Loan, 6.85%, Maturing December 31, 2011	610,937
	AMC Entertainment, Inc.
1,846,875	Term Loan, 7.07%, Maturing January 26, 2013	1,785,313
	AMF Bowling Worldwide, Inc.
1,000,000	Term Loan, 11.57%, Maturing December 8, 2013	995,000
	Bombardier Recreational Product
1,822,785	Term Loan, 7.86%, Maturing June 28, 2013	1,785,190
	Butterfly Wendel US, Inc.
300,000	Term Loan, 8.14%, Maturing June 22, 2013	297,150
300,000	Term Loan, 7.89%, Maturing June 22, 2014	295,650
	Carmike Cinemas, Inc.
994,975	Term Loan, 8.61%, Maturing May 19, 2012	971,344

	Cedar Fair, L.P.
$4,014,475	Term Loan, 7.32%, Maturing August 30, 2012	$3,882,888
	Cinemark, Inc.
3,622,625	Term Loan, 7.13%, Maturing October 5, 2013	3,504,890
	Deluxe Entertainment Services
59,055	Term Loan, 5.26%, Maturing January 28, 2011	56,545
1,322,835	Term Loan, 7.61%, Maturing January 28, 2011	1,266,614
118,110	Term Loan, 7.61%, Maturing January 28, 2011	113,091
	Easton-Bell Sports, Inc.
1,289,347	Term Loan, 7.11%, Maturing March 16, 2012	1,235,355
	Mega Blocks, Inc.
1,617,000	Term Loan, 7.63%, Maturing July 26, 2012	1,576,575
	Metro-Goldwyn-Mayer Holdings, Inc.
7,956,725	Term Loan, 8.61%, Maturing April 8, 2012	7,537,191
	National CineMedia, LLC
1,250,000	Term Loan, 7.11%, Maturing February 13, 2015	1,214,732
	Regal Cinemas Corp.
4,019,626	Term Loan, 6.86%, Maturing November 10, 2010	3,913,274
	Revolution Studios
1,393,142	Term Loan, 9.07%, Maturing December 21, 2014	1,337,417
800,000	Term Loan, 12.32%, Maturing June 21, 2015	776,000
	Six Flags Theme Parks, Inc.
3,150,000	Term Loan, 7.61%, Maturing April 30, 2015	2,966,251
	Southwest Sports Group, LLC
1,875,000	Term Loan, 7.88%, Maturing December 22, 2010	1,865,625
	Universal City Development Partners, Ltd.
1,721,345	Term Loan, 7.36%, Maturing June 9, 2011	1,678,312
	WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	855,312
9,751,783	Term Loan, 7.36%, Maturing February 28, 2011	9,546,303
		$51,704,481
Lodging and Casinos — 4.2%
	Ameristar Casinos, Inc.
$1,083,500	Term Loan, 6.82%, Maturing November 10, 2012	$1,072,665
	Bally Technologies, Inc.
4,616,401	Term Loan, 8.64%, Maturing September 5, 2009	4,497,145
	CCM Merger, Inc.
2,439,001	Term Loan, 7.36%, Maturing April 25, 2012	2,353,636
	Fairmont Hotels and Resorts, Inc.
525,229	Term Loan, 8.57%, Maturing May 12, 2011	529,825
	Las Vegas Sands, LLC
3,460,000	Term Loan, 7.11%, Maturing May 23, 2014	3,316,794
	LodgeNet Entertainment Corp.
825,000	Term Loan, 7.36%, Maturing April 4, 2014	807,813

	New World Gaming Partners, Ltd.
$1,020,833	Term Loan, Maturing June 30, 2014 (3)	$992,760
204,167	Term Loan, Maturing June 30, 2014 (3)	198,552
	Penn National Gaming, Inc.
6,455,025	Term Loan, 7.11%, Maturing October 3, 2012	6,357,393
	Pinnacle Entertainment, Inc.
700,000	Term Loan, Maturing December 14, 2011 (3)	680,167
	Venetian Casino Resort, LLC
865,000	Term Loan, 0.00%, Maturing May 14, 2014 (2)	829,199
	VML US Finance, LLC
441,667	Term Loan, 7.61%, Maturing May 25, 2012	427,470
883,333	Term Loan, 7.61%, Maturing May 25, 2013	854,940
	Wimar Opco, LLC
1,941,245	Term Loan, 7.61%, Maturing January 3, 2012	1,898,376
		$24,816,735
Nonferrous Metals/Minerals — 1.8%
	Alpha Natural Resources, LLC
$861,875	Term Loan, 7.11%, Maturing October 26, 2012	$825,245
	Magnequench International, Inc.
744,608	Term Loan, 8.37%, Maturing August 31, 2009	744,607
	Magnum Coal Co.
186,364	Term Loan, 8.57%, Maturing March 15, 2013	186,480
1,840,341	Term Loan, 8.57%, Maturing March 15, 2013	1,841,491
	Murray Energy Corp.
909,075	Term Loan, 8.36%, Maturing January 28, 2010	913,620
	Noranda Aluminum Acquisition
403,750	Term Loan, 7.32%, Maturing May 18, 2014	397,357
	Novelis, Inc.
632,813	Term Loan, Maturing June 28, 2014 (3)	604,336
1,392,188	Term Loan, Maturing June 28, 2014 (3)	1,329,539
	Oxbow Carbon and Mineral Holdings
235,571	Term Loan, 0.00%, Maturing May 8, 2014 (2)	224,970
2,682,706	Term Loan, 7.40%, Maturing May 8, 2014	2,561,984
	Thompson Creek Metals Co.
1,288,359	Term Loan, 10.09%, Maturing October 26, 2012	1,288,359
		$10,917,988
Oil and Gas — 3.7%
	Atlas Pipeline Partners, L.P.
$1,500,000	Term Loan, Maturing July 20, 2014 (3)	$1,488,750
	Big West Oil, LLC
398,750	Term Loan, 0.00%, Maturing May 1, 2014 (2)	385,292
326,250	Term Loan, 7.61%, Maturing May 1, 2014	315,239
	Concho Resources, Inc.
2,019,938	Term Loan, 9.07%, Maturing March 27, 2012	1,994,688

	Dresser, Inc.
$1,475,000	Term Loan, 7.86%, Maturing May 4, 2014	$1,427,431
1,000,000	Term Loan, 11.11%, Maturing May 4, 2015	950,000
	El Paso Corp.
1,350,000	Term Loan, 5.22%, Maturing July 31, 2011	1,302,750
	Hercules Offshore, Inc.
700,000	Term Loan, 7.11%, Maturing July 6, 2013	693,787
	Key Energy Services, Inc.
1,177,075	Term Loan, 7.84%, Maturing June 30, 2012	1,153,533
	Kinder Morgan, Inc.
3,830,303	Term Loan, 6.82%, Maturing May 21, 2014	3,653,152
	Mach General, LLC
67,969	Term Loan, 7.36%, Maturing February 22, 2013	65,964
653,746	Term Loan, 7.36%, Maturing February 22, 2014	634,461
	Niska Gas Storage
248,485	Term Loan, 7.07%, Maturing May 13, 2011	249,417
143,545	Term Loan, 7.11%, Maturing May 13, 2011	141,571
211,908	Term Loan, 7.11%, Maturing May 13, 2011	208,995
1,300,646	Term Loan, 7.11%, Maturing May 12, 2013	1,282,762
	Primary Natural Resources, Inc.
1,530,625	Term Loan, 9.32%, Maturing July 28, 2010 (4)	1,528,941
	Targa Resources, Inc.
1,365,968	Term Loan, 5.24%, Maturing October 31, 2012	1,354,869
2,234,237	Term Loan, 7.33%, Maturing October 31, 2012	2,216,084
	W&T Offshore, Inc.
1,015,000	Term Loan, 7.61%, Maturing May 26, 2010	1,002,313
		$22,049,999
Publishing — 10.8%
	American Media Operations, Inc.
$4,275,000	Term Loan, 8.59%, Maturing January 31, 2013	$4,018,500
	Aster Zweite Beteiligungs GMBG
775,000	Term Loan, 7.62%, Maturing September 27, 2013	758,854
	CBD Media, LLC
1,675,591	Term Loan, 7.82%, Maturing December 31, 2009	1,654,646
	Dex Media East, LLC
4,772,720	Term Loan, 6.86%, Maturing May 8, 2009	4,633,266
	Dex Media West, LLC
2,757,051	Term Loan, 6.86%, Maturing March 9, 2010	2,684,678
	GateHouse Media Operating, Inc.
600,000	Term Loan, 7.36%, Maturing August 28, 2014	570,500
675,000	Term Loan, 7.36%, Maturing August 28, 2014	654,610
1,350,000	Term Loan, 7.36%, Maturing August 28, 2014	1,283,625
	Idearc, Inc.
7,437,625	Term Loan, 7.36%, Maturing November 17, 2014	7,121,526
	MediaNews Group, Inc.
965,250	Term Loan, 7.09%, Maturing August 2, 2013	941,119

Mediannuaire Holding
EUR	500,000	Term Loan, 8.39%, Maturing April 10, 2016	$669,596
Merrill Communications, LLC
1,293,981	Term Loan, 7.59%, Maturing February 9, 2009	1,269,180
1,000,000	Term Loan, 11.82%, Maturing November 15, 2013	1,002,500
Nebraska Book Co., Inc.
1,402,112	Term Loan, 7.83%, Maturing March 4, 2011	1,409,123
Nelson Education, Ltd.
500,000	Term Loan, 8.25%, Maturing July 5, 2014	497,500
Philadelphia Newspapers, LLC
715,302	Term Loan, 8.11%, Maturing June 29, 2013	693,843
R.H. Donnelley Corp.
51,070	Term Loan, 6.57%, Maturing December 31, 2009	48,389
3,229,689	Term Loan, 6.86%, Maturing June 30, 2010	3,129,265
Reader’s Digest Association
3,291,750	Term Loan, 7.35%, Maturing March 2, 2014	3,061,328
Riverdeep Interactive Learning USA, Inc.
2,563,650	Term Loan, 8.11%, Maturing December 20, 2013	2,486,740
SGS International, Inc.
689,500	Term Loan, 7.87%, Maturing December 30, 2011	682,605
Source Media, Inc.
1,712,144	Term Loan, 7.61%, Maturing November 8, 2011	1,718,565
SP Newsprint Co.
3,866,667	Term Loan, 5.32%, Maturing January 9, 2010	3,750,667
Sun Media Corp.
1,153,321	Term Loan, 7.11%, Maturing February 7, 2009	1,125,930
TL Acquisitions, Inc.
1,925,000	Term Loan, 8.07%, Maturing July 5, 2014	1,813,350
Trader Media Corp.
GBP	2,400,000	Term Loan, 8.08%, Maturing March 23, 2015	4,775,319
Tribune Co.
1,866,667	Term Loan, 7.86%, Maturing May 17, 2009	1,833,334
3,975,000	Term Loan, 8.36%, Maturing May 17, 2014	3,622,930
Xsys US, Inc.
1,872,229	Term Loan, 7.57%, Maturing September 27, 2013	1,833,225
1,896,271	Term Loan, 7.57%, Maturing September 27, 2014	1,866,247
Yell Group, PLC
2,600,000	Term Loan, 7.32%, Maturing February 10, 2013	2,564,250
$64,175,210
Radio and Television — 6.4%
ALM Media Holdings, Inc.
$1,096,315	Term Loan, 7.82%, Maturing March 4, 2010	$1,093,574
Block Communications, Inc.
837,250	Term Loan, 7.36%, Maturing December 22, 2011	814,226
CanWest MediaWorks, Ltd.
800,000	Term Loan, 7.34%, Maturing July 10, 2014	784,000

		Cequel Communications, LLC
$1,550,000		Term Loan, 9.86%, Maturing May 5, 2014	$1,508,150
	3,245,028	Term Loan, 11.36%, Maturing May 5, 2014	3,190,943
		CMP KC, LLC
	978,688	Term Loan, 9.38%, Maturing May 5, 2013	983,581
		CMP Susquehanna Corp.
	1,336,000	Term Loan, 7.36%, Maturing May 5, 2013	1,295,085
		DirecTV Holdings, LLC
	2,053,666	Term Loan, 6.82%, Maturing April 13, 2013	2,001,754
		Discovery Communications, Inc.
	2,425,000	Term Loan, 7.36%, Maturing April 30, 2014	2,370,438
		Emmis Operating Co.
	801,429	Term Loan, 7.36%, Maturing November 2, 2013	781,994
		Entravision Communications Corp.
	1,301,813	Term Loan, 6.86%, Maturing September 29, 2013	1,273,606
		Gray Television, Inc.
	1,262,250	Term Loan, 6.86%, Maturing January 19, 2015	1,205,449
		HEI Acquisition, LLC
	1,925,000	Term Loan, 9.36%, Maturing April 13, 2014	1,751,750
		HIT Entertainment, Inc.
	1,004,512	Term Loan, 7.34%, Maturing March 20, 2012	973,121
		Intelsat Bermuda, Ltd.
	1,075,000	Term Loan, 7.86%, Maturing February 1, 2014	1,050,333
		NEP II, Inc.
	623,437	Term Loan, 7.61%, Maturing February 16, 2014	604,733
		Nexstar Broadcasting, Inc.
	1,799,540	Term Loan, 7.11%, Maturing October 1, 2012	1,761,300
	1,704,575	Term Loan, 7.11%, Maturing October 1, 2012	1,668,352
		NextMedia Operating, Inc.
	283,514	Term Loan, 7.32%, Maturing November 15, 2012	271,465
	126,005	Term Loan, 7.32%, Maturing November 15, 2012	120,650
		PanAmSat Corp.
	2,456,438	Term Loan, 7.36%, Maturing January 3, 2014	2,389,910
		Paxson Communications Corp.
	2,500,000	Term Loan, 8.61%, Maturing January 15, 2012	2,450,000
		Raycom TV Broadcasting, LLC
	2,375,000	Term Loan, 6.88%, Maturing June 25, 2014	2,366,094
		SFX Entertainment
	1,150,692	Term Loan, 8.10%, Maturing June 21, 2013	1,116,172
		Sirius Satellite Radio, Inc.
	500,000	Term Loan, 7.63%, Maturing December 19, 2012	472,500
		Tyrol Acquisition 2 SAS
EUR	800,000	Term Loan, 6.37%, Maturing January 19, 2015	1,067,424
EUR	800,000	Term Loan, 6.62%, Maturing January 19, 2016	1,072,526

	Young Broadcasting, Inc.
$720,300	Term Loan, 7.88%, Maturing November 3, 2012	$688,337
987,500	Term Loan, 7.88%, Maturing November 3, 2012	943,680
		$38,071,147
Rail Industries — 0.6%
	Kansas City Southern Railway Co.
$2,004,750	Term Loan, 7.07%, Maturing March 30, 2008	$1,943,355
	RailAmerica, Inc.
1,550,000	Term Loan, 7.61%, Maturing August 14, 2008	1,534,500
		$3,477,855
Retailers (Except Food and Drug) — 4.4%
	Advantage Sales & Marketing, Inc.
$836,223	Term Loan, 7.36%, Maturing March 29, 2013	$801,729
	American Achievement Corp.
393,251	Term Loan, 7.57%, Maturing March 25, 2011	384,403
	Amscan Holdings, Inc.
498,750	Term Loan, 7.60%, Maturing May 25, 2013	483,788
	Claire’s Stores, Inc.
350,000	Term Loan, 8.11%, Maturing May 24, 2014	319,667
	Coinmach Laundry Corp.
3,478,816	Term Loan, 7.88%, Maturing December 19, 2012	3,435,331
	Cumberland Farms, Inc.
1,563,188	Term Loan, 7.36%, Maturing September 29, 2013	1,568,072
	Educate, Inc.
500,000	Term Loan, 10.59%, Maturing June 14, 2014	477,500
	Hanesbrands, Inc.
1,666,929	Term Loan, 7.10%, Maturing September 5, 2013	1,616,401
850,000	Term Loan, 9.11%, Maturing March 5, 2014	832,575
	Harbor Freight Tools USA, Inc.
1,730,136	Term Loan, 7.61%, Maturing July 15, 2010	1,681,116
	Home Interiors & Gifts, Inc.
991,691	Term Loan, 10.35%, Maturing March 31, 2011	695,837
	Josten’s Corp.
1,509,741	Term Loan, 7.33%, Maturing October 4, 2011	1,518,548
	Mapco Express, Inc.
540,127	Term Loan, 8.11%, Maturing April 28, 2011	538,102
	Neiman Marcus Group, Inc.
802,215	Term Loan, 7.11%, Maturing April 5, 2013	769,973
	Oriental Trading Co., Inc.
1,125,000	Term Loan, 11.36%, Maturing January 31, 2013	1,080,000
1,633,500	Term Loan, 7.59%, Maturing July 31, 2013	1,551,825
	Pantry, Inc. (The)
238,889	Term Loan, 0.00%, Maturing May 15, 2014 (2)	221,569
836,111	Term Loan, 7.07%, Maturing May 15, 2014	775,493
	Rent-A-Center, Inc.
1,093,265	Term Loan, 7.12%, Maturing November 15, 2012	1,072,426

		Rover Acquisition Corp.
	$2,238,750	Term Loan, 7.61%, Maturing October 26, 2013	$2,144,537
		Savers, Inc.
	340,070	Term Loan, 8.11%, Maturing August 11, 2012	334,969
	387,306	Term Loan, 8.11%, Maturing August 11, 2012	381,497
		The Yankee Candle Company, Inc.
	1,296,750	Term Loan, 7.36%, Maturing February 6, 2014	1,231,913
		Vivarte
EUR	750,000	Term Loan, 6.20%, Maturing May 29, 2015	966,037
EUR	750,000	Term Loan, 6.70%, Maturing May 29, 2016	970,885
			$25,854,193
Steel — 0.2%
		Algoma Acquisition Corp.
	$475,000	Term Loan, Maturing June 20, 2013 (3)	$451,250
		Niagara Corp.
	1,025,000	Term Loan, 10.36%, Maturing June 29, 2014	1,027,563
			$1,478,813
Surface Transport — 1.5%
		Gainey Corp.
	$767,250	Term Loan, 8.10%, Maturing April 20, 2012	$763,893
		Horizon Lines, LLC
	732,473	Term Loan, 7.57%, Maturing July 7, 2011	728,811
		Oshkosh Truck Corp.
	1,940,250	Term Loan, 7.11%, Maturing December 6, 2013	1,878,859
		Ozburn-Hessey Holding Co., LLC
	492,834	Term Loan, 8.57%, Maturing August 9, 2012	465,728
		Sirva Worldwide, Inc.
	1,599,041	Term Loan, 12.61%, Maturing December 1, 2010	1,300,553
		Swift Transportation Co., Inc.
	2,805,814	Term Loan, 8.38%, Maturing May 10, 2014	2,504,189
		Vanguard Car Rental USA
	1,124,000	Term Loan, 8.34%, Maturing June 14, 2013	1,115,219
			$8,757,252
Telecommunications — 6.0%
		Alaska Communications Systems Holdings, Inc.
	$990,000	Term Loan, 7.11%, Maturing February 1, 2012	$967,725
		American Cellular Corp.
	2,069,813	Term Loan, 7.36%, Maturing March 15, 2014	2,049,545
		Centennial Cellular Operating Co., LLC
	4,445,833	Term Loan, 7.36%, Maturing February 9, 2011	4,331,909
		Consolidated Communications, Inc.
	2,563,752	Term Loan, 7.11%, Maturing July 27, 2015	2,525,296
		FairPoint Communications, Inc.
	2,980,000	Term Loan, 7.13%, Maturing February 8, 2012	2,883,150

		Intelsat Subsidiary Holding Co.
$967,688		Term Loan, 7.36%, Maturing July 3, 2013	$942,286
		Iowa Telecommunications Services
	2,616,000	Term Loan, 7.11%, Maturing November 23, 2011	2,571,855
		IPC Systems, Inc.
	1,100,000	Term Loan, 7.61%, Maturing May 31, 2014	1,019,563
	500,000	Term Loan, 10.61%, Maturing May 31, 2015	461,250
		Macquarie UK Broadcast Ventures, Ltd.
GBP	775,000	Term Loan, 7.92%, Maturing December 26, 2014	1,574,839
		NTelos, Inc.
	1,177,818	Term Loan, 7.57%, Maturing August 24, 2011	1,148,372
		Stratos Global Corp.
	1,039,500	Term Loan, 8.11%, Maturing February 13, 2012	1,020,009
		Trilogy International Partners
	850,000	Term Loan, 8.86%, Maturing June 29, 2012	824,500
		Triton PCS, Inc.
	2,724,585	Term Loan, 8.57%, Maturing November 18, 2009	2,717,773
		Univision Communications, Inc.
	750,000	Term Loan, 7.82%, Maturing March 29, 2009	732,750
	460,570	Term Loan, 0.00%, Maturing September 29, 2014 (2)	426,690
	7,164,430	Term Loan, 7.61%, Maturing September 29, 2014	6,637,400
		Windstream Corp.
	3,089,906	Term Loan, 6.86%, Maturing July 17, 2013	3,021,672
			$35,856,584
Utilities — 4.1%
		AEI Finance Holding, LLC
$269,751		Term Loan, 5.26%, Maturing March 30, 2012	$264,356
	2,055,249	Term Loan, 8.36%, Maturing March 30, 2014	2,014,144
		Astoria Generating Co.
	1,000,000	Term Loan, 9.11%, Maturing August 23, 2013	985,547
		BRSP, LLC
	1,826,611	Term Loan, 8.38%, Maturing July 13, 2009	1,835,745
		Calpine Corp.
	847,875	DIP Loan, 7.61%, Maturing March 30, 2009	823,675
		Cogentrix Delaware Holdings, Inc.
	521,198	Term Loan, 6.86%, Maturing April 14, 2012	519,461
		Covanta Energy Corp.
	569,072	Term Loan, 5.26%, Maturing February 9, 2014	557,335
	1,153,038	Term Loan, 6.88%, Maturing February 9, 2014	1,129,257
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 7.85%, Maturing October 24, 2012	654,590
GBP	480,000	Term Loan, 9.67%, Maturing October 24, 2012	978,356
		Elster Group GmbH (Ruhrgas)
	803,389	Term Loan, 7.38%, Maturing June 12, 2013	789,330
	803,389	Term Loan, 7.88%, Maturing June 12, 2014	793,347

	LS Power Acquisition Company
$600,000	Term Loan, 9.11%, Maturing November 1, 2014	$561,000
	Mirant North America, LLC.
877,333	Term Loan, 7.07%, Maturing January 3, 2013	855,460
	NRG Energy, Inc.
2,093,940	Term Loan, 7.11%, Maturing February 1, 2013	2,027,631
2,675,000	Term Loan, 0.00%, Maturing June 1, 2014 (2)	2,612,138
5,043,420	Term Loan, 7.11%, Maturing June 1, 2014	4,883,710
	Pike Electric, Inc.
188,395	Term Loan, 6.88%, Maturing July 1, 2012	183,999
437,712	Term Loan, 6.88%, Maturing December 10, 2012	427,499
	Vulcan Energy Corp.
1,580,293	Term Loan, 6.86%, Maturing July 23, 2010	1,558,564
		$24,455,144
Total Senior, Floating Rate Interests (identified cost, $926,209,232)		$898,539,385

Corporate Bonds & Notes — 13.2%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies, Sr. Notes
$275	10.25%, 2/1/15	$265,375
	DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	77,200
		$342,575
Air Transport — 0.0%
	Continental Airlines
$258	7.033%, 6/15/11	$253,237
		$253,237
Automotive — 0.2%
	Altra Industrial Motion, Inc.
$225	9.00%, 12/1/11	$230,625
110	9.00%, 12/1/11 (5)	112,750
	American Axle & Manufacturing, Inc.
135	7.875%, 3/1/17	122,175
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13	92,500
	Ford Motor Credit Co., Sr. Notes
15	9.875%, 8/10/11	15,202
	Goodyear Tire & Rubber Co., Sr. Notes,
180	9.135%, 12/9/09 (5)	180,000
	Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14	256,275
		$1,009,527

Broadcast Radio and Television — 0.0%
		Sirius Satellite Radio, Sr. Notes
	$170	9.625%, 8/1/13	$163,200
			$163,200
Brokers/Dealers/Investment Houses — 0.1%
		Residential Capital LLC, Sub. Notes, Variable Rate
	$810	7.69%, 4/17/09 (5)	$782,824
			$782,824
Building and Development — 0.8%
		Grohe Holding GMBH
EUR	2,000	7.084%, 1/15/14	$2,639,709
		Interface, Inc.
	500	10.375%, 2/1/10	522,500
		Nortek, Inc., Sr. Sub. Notes
	850	8.50%, 9/1/14	735,250
		NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
	360	10.75%, 3/1/14	221,400
		Panolam Industries International, Sr. Sub. Notes
	395	10.75%, 10/1/13 (5)	385,125
		PLY GEM Industries, Inc.
	30	9.00%, 2/15/12	24,075
		Realogy Corp.
	430	10.50%, 4/15/14 (5)	398,825
		Stanley-Martin Co.
	80	9.75%, 8/15/15	58,000
			$4,984,884
Business Equipment and Services — 0.7%
		Affinion Group, Inc.
	$95	10.125%, 10/15/13	$95,950
	135	11.50%, 10/15/15	136,350
		Education Management, LLC
	275	8.75%, 6/1/14	275,000
	535	10.25%, 6/1/16	535,000
		Hertz Corp.
	530	8.875%, 1/1/14	532,650
		KAR Holdings, Inc., Sr. Notes,
	130	9.36%, 5/1/14 (5)	117,650
		Neff Corp., Sr. Notes
	50	10.00%, 6/1/15 (5)	46,250
		Nielsen Finance LLC
	175	10.00%, 8/1/14 (5)	177,625
		Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
	40	9.875%, 8/15/11	41,900

	Rental Service Corp.
$35	9.50%, 12/1/14 (5)	$34,300
	Sabre Holdings Corp.
120	8.35%, 3/15/16	100,200
	Safety Products Holdings, Inc., Sr. Notes (PIK)
455	11.75%, 1/1/12 (4)	475,325
	SunGard Data Systems, Inc., Variable Rate
475	9.125%, 8/15/13	479,750
	Travelport, LLC
475	9.875%, 9/1/14	484,500
	West Corp.
685	9.50%, 10/15/14	671,300
85	11.00%, 10/15/16	85,000
		$4,288,750
Cable and Satellite Television — 0.5%
	Cablevision Systems Corp., Series B
$135	8.00%, 4/15/12	$126,562
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
120	9.82%, 4/1/09	121,200
	CCH I Holdings, LLC
320	11.75%, 5/15/14	307,200
	CCH I, LLC/CCH I Capital Co.
295	11.00%, 10/1/15	296,475
	CCH II, LLC/CCH II Capital Co.
260	10.25%, 9/15/10	265,200
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	726,350
	CSC Holdings, Inc.
75	6.75%, 4/15/12	68,437
	CSC Holdings, Inc., Series B
100	7.625%, 4/1/11	96,250
	CSC Holdings, Inc., Sr. Notes
135	8.125%, 7/15/09	135,000
	Insight Communications, Sr. Disc. Notes
380	12.25%, 2/15/11	394,250
	Kabel Deutschland GmbH
190	10.625%, 7/1/14	197,600
	Mediacom Broadband Corp., LLC, Sr. Notes
205	8.50%, 10/15/15 (5)	196,800
	National Cable, PLC
135	8.75%, 4/15/14	135,675
		$3,066,999
Chemicals and Plastics — 0.4%
	Equistar Chemical, Sr. Notes
$65	10.625%, 5/1/11	$68,250

	Huntsman International, LLC
$272	11.625%, 10/15/10	$289,680
	INEOS Group Holdings PLC
355	8.50%, 2/15/16 (5)	326,600
	Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,017,730
	MacDermid, Inc., Sr. Sub. Notes
125	9.50%, 4/15/17 (5)	114,375
	Mosaic Co., Sr. Notes
125	7.375%, 12/1/14 (5)	125,000
40	7.625%, 12/1/16 (5)	40,400
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	8.484%, 11/15/13	191,100
	Reichhold Industries, Inc., Sr. Notes
395	9.00%, 8/15/14 (5)	389,075
		$2,562,210
Clothing/Textiles — 0.3%
	Levi Strauss & Co., Sr. Notes
$140	9.75%, 1/15/15	$142,100
470	8.875%, 4/1/16	455,900
	Oxford Industries, Inc., Sr. Notes
735	8.875%, 6/1/11	746,025
	Perry Ellis International, Inc., Sr. Sub. Notes
250	8.875%, 9/15/13	246,250
	Phillips Van-Heusen, Sr. Notes
55	7.25%, 2/15/11	55,000
		$1,645,275
Conglomerates — 0.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$210	8.36%, 6/15/12	$208,425
	RBS Global & Rexnord Corp.
175	9.50%, 8/1/14	169,750
155	11.75%, 8/1/16	155,775
		$533,950
Containers and Glass Products — 0.4%
	Berry Plastics Holding Corp.
$400	8.875%, 9/15/14	$386,000
	Berry Plastics Holding Corp., Variable Rate
110	9.235%, 9/15/14	106,150
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	280,550
	Pliant Corp. (PIK)
1,282	11.85%, 6/15/09 (4)	1,346,307
		$2,119,007

Cosmetics/Toiletries — 0.0%
	Revlon Consumer Products Corp., Sr. Sub. Notes
$150	8.625%, 2/1/08	$141,375
		$141,375
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$440	9.50%, 4/15/14	$448,800
		$448,800
Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
$170	7.75%, 11/1/12	$150,025
	Amkor Technologies, Inc., Sr. Notes
55	7.75%, 5/15/13	50,394
	Avago Technologies Finance
90	11.875%, 12/1/15	99,000
	Avago Technologies Finance, Variable Rate
170	10.125%, 12/1/13	176,800
	CPI Holdco, Inc., Sr. Notes, Variable Rate
95	11.151%, 2/1/15	98,562
	NXP BV/NXP Funding, LLC
145	7.875%, 10/15/14	134,669
	NXP BV/NXP Funding, LLC, Variable Rate
775	8.11%, 10/15/13	725,594
	Open Solutions, Inc., Sr. Sub. Notes
55	9.75%, 2/1/15 (5)	53,350
		$1,488,394
Financial Intermediaries — 2.2%
	Alzette, Variable Rate
$750	11.86%, 12/15/20 (4)(5)	$740,767
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.31%, 2/24/19 (4)(5)	714,910
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (4)(5)	917,710
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (4)(5)	927,146
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.81%, 8/11/16 (4)(5)	970,521
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17 (4)	953,880
	Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19 (4)	676,222
	Comstock Funding, Ltd., Series 2006-1A, Class D
750	9.61%, 5/30/20 (4)(5)	594,501

	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
$1,500	7.91%, 7/30/16 (4)(5)	$1,458,084
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16 (4)(5)	962,320
	Ford Motor Credit Co.
200	6.625%, 6/16/08	198,724
715	7.375%, 10/28/09	690,619
340	7.875%, 6/15/10	325,339
	General Motors Acceptance Corp.
400	6.375%, 5/1/08	395,000
100	5.85%, 1/14/09	96,689
110	6.61%, 5/15/09	105,839
160	7.75%, 1/19/10	155,949
40	7.00%, 2/1/12	37,428
440	8.00%, 11/1/31	414,256
	Schiller Park CLO Ltd., 2007-1A D, Variable Rate
1,000	7.107%, 4/25/21 (4)(5)	910,658
	Sonata Securities S.A., Series 2006-6
661	8.85%, 12/28/07	667,746
		$12,914,308
Food Products — 0.1%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
$495	11.50%, 11/1/11	$457,875
	Dole Food Co., Inc.
210	7.25%, 6/15/10	193,725
	Dole Foods Co., Sr. Notes
45	8.625%, 5/1/09	43,650
	Pierre Foods, Inc., Sr. Sub. Notes
55	9.875%, 7/15/12	54,725
		$749,975
Food Service — 0.2%
	Aramark Corp., Sr. Notes
$250	8.50%, 2/1/15 (5)	$236,875
	Aramark Corp., Sr. Notes, Variable Rate
340	8.856%, 2/1/15 (5)	317,900
	El Pollo Loco, Inc.
370	11.75%, 11/15/13	375,550
	NPC International, Inc., Sr. Sub. Notes
330	9.50%, 5/1/14	305,250
		$1,235,575
Food/Drug Retailers — 0.4%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$345	9.796%, 3/15/14 (5)	$322,575
	General Nutrition Center, Sr. Sub. Notes
345	10.75%, 3/15/15 (5)	327,750

	Rite Aid Corp.
$685	6.125%, 12/15/08 (5)	$673,012
285	7.50%, 1/15/15	267,900
80	8.625%, 3/1/15	69,200
630	9.50%, 6/15/17 (5)	560,700
		$2,221,137
Forest Products — 0.1%
	Abitibi-Consolidated Finance
$95	7.875%, 8/1/09	$90,962
	Georgia-Pacific Corp.
5	9.50%, 12/1/11	5,150
	Jefferson Smurfit Corp.
75	7.50%, 6/1/13	70,687
	JSG Funding PLC, Sr. Notes
30	9.625%, 10/1/12	31,500
	NewPage Corp.
440	10.00%, 5/1/12	451,000
	NewPage Corp., Variable Rate
135	11.606%, 5/1/12	145,125
		$794,424
Healthcare — 0.7%
	Accellent, Inc.
$210	10.50%, 12/1/13	$202,650
	Advanced Medical Optics
70	7.50%, 5/1/17	64,050
	AMR HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	342,875
	HCA, Inc.
635	8.75%, 9/1/10	619,125
150	7.875%, 2/1/11	144,378
195	9.125%, 11/15/14 (5)	193,050
600	9.25%, 11/15/16 (5)	597,000
	Iasis Healthcare
65	8.75%, 6/15/14	62,725
	MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16 (5)	477,725
	National Mentor Holdings, Inc., Sr. Sub. Notes
225	11.25%, 7/1/14	238,500
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	195,975
	Service Corp. International, Sr. Notes
240	7.00%, 6/15/17	219,600
	Universal Hospital Service, Inc. (PIK)
40	8.50%, 6/1/15 (5)	36,300

	Universal Hospital Service, Inc., Variable Rate
$40	8.759%, 6/1/15 (5)	$37,500
	US Oncology, Inc.
265	9.00%, 8/15/12	265,000
515	10.75%, 8/15/14	522,725
	Varietal Distribution Merger, Inc., Sr. Notes (PIK)
40	10.25%, 7/15/15 (5)	37,700
		$4,256,878
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$135	8.125%, 6/15/14	$134,325
		$134,325
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$195	9.125%, 10/15/15	$201,825
	ESCO Corp., Sr. Notes
145	8.625%, 12/15/13 (5)	142,825
	ESCO Corp., Sr. Notes, Variable Rate
145	9.235%, 12/15/13 (5)	140,287
		$484,937
Leisure Goods/Activities/Movies — 0.4%
	Bombardier, Inc., Sr. Notes
$130	8.00%, 11/15/14 (5)	$129,350
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13 (5)	203,775
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	10.07%, 4/1/12 (5)	366,300
	Marquee Holdings, Inc., Sr. Disc. Notes
790	12.00%, 8/15/14	675,450
	Universal City Developement Partners, Sr. Notes
325	11.75%, 4/1/10	342,062
	Universal City Florida Holdings, Sr. Notes, Variable Rate
615	10.106%, 5/1/10	621,150
		$2,338,087
Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
$375	9.375%, 12/15/14 (5)	$350,625
	CCM Merger, Inc.
230	8.00%, 8/1/13 (5)	227,700
	Chukchansi EDA, Sr. Notes, Variable Rate
280	8.859%, 11/15/12 (5)	282,800

	Fontainebleau Las Vegas Casino, LLC
$485	10.25%, 6/15/15 (5)	$420,737
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (5)	214,750
	Galaxy Entertainment Finance, Variable Rate
175	10.409%, 12/15/10 (5)	183,750
	Greektown Holdings, LLC, Sr. Notes
200	10.75%, 12/1/13 (5)	206,000
	Host Hotels & Resorts L.P., Sr. Notes
185	6.875%, 11/1/14	179,450
	Inn of the Mountain Gods, Sr. Notes
625	12.00%, 11/15/10	665,625
	Las Vegas Sands Corp.
35	6.375%, 2/15/15	32,375
	Majestic HoldCo, LLC, (0.00% until 2008)
140	12.50%, 10/15/11 (5)	102,900
	Majestic Star Casino, LLC
340	9.50%, 10/15/10	345,100
	MGM Mirage, Inc.
160	7.50%, 6/1/16	149,600
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	96,662
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	477,375
	Pinnacle Entertainment Inc., Sr. Sub. Notes
140	7.50%, 6/15/15 (5)	129,500
	Pokagon Gaming Authority, Sr. Notes
110	10.375%, 6/15/14 (5)	118,250
	San Pasqual Casino
305	8.00%, 9/15/13 (5)	304,237
	Seminole Hard Rock Entertainment, Variable Rate
175	7.86%, 3/15/14 (5)	172,375
	Station Casinos, Inc.
55	7.75%, 8/15/16	51,837
	Station Casinos, Inc., Sr. Notes
95	6.00%, 4/1/12	87,400
	Trump Entertainment Resorts, Inc.
1,205	8.50%, 6/1/15	1,021,237
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15 (5)	311,550
	Turning Stone Resort Casinos, Sr. Notes
75	9.125%, 9/15/14 (5)	76,125
	Waterford Gaming, LLC, Sr. Notes
64	8.625%, 9/15/12 (5)	65,600

	Wynn Las Vegas, LLC
$150	6.625%, 12/1/14	$139,875
		$6,413,435
Nonferrous Metals/Minerals — 0.4%
	Aleris International, Inc., Sr. Notes
$260	9.00%, 12/15/14 (5)	$244,400
	Aleris International, Inc., Sr. Sub. Notes
630	10.00%, 12/15/16 (5)	567,000
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12	138,375
	FMG Finance PTY, Ltd., Variable Rate
195	9.36%, 9/1/11 (5)	204,750
490	10.625%, 9/1/16 (5)	563,500
	Novelis, Inc., Sr. Notes
380	7.25%, 2/15/15	382,850
		$2,100,875
Oil and Gas — 0.9%
	Allis-Chalmers Energy, Inc.
$90	8.50%, 3/1/17	$86,625
	Allis-Chalmers Energy, Inc., Sr. Notes
445	9.00%, 1/15/14	442,775
	Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	114,000
	Clayton Williams Energy, Inc.
160	7.75%, 8/1/13	144,000
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	338,400
	Copano Energy, LLC, Sr. Notes
70	8.125%, 3/1/16	70,350
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	48,250
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	249,185
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	140,275
	Ocean Rig Norway AS, Sr. Notes
225	8.375%, 7/1/13 (5)	225,000
	OPTI Canada, Inc.
95	7.875%, 12/15/14 (5)	93,575
180	8.25%, 12/15/14 (5)	180,900
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	106,875
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	822,825

	Petroplus Finance, Ltd.
$165	7.00%, 5/1/17 (5)	$151,388
	Plains Exploration & Production Co.
255	7.00%, 3/15/17	228,863
	Quicksilver Resources, Inc.
210	7.125%, 4/1/16	195,825
	SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15 (5)	534,600
	Sesi, LLC, Sr. Notes
60	6.875%, 6/1/14	56,100
	Stewart & Stevenson, LLC, Sr. Notes
305	10.00%, 7/15/14 (5)	315,675
	United Refining Co., Sr. Notes
645	10.50%, 8/15/12 (5)	654,675
190	10.50%, 8/15/12	192,850
	VeraSun Energy Corp.
105	9.875%, 12/15/12	108,413
		$5,501,424
Publishing — 0.2%
	CBD Media, Inc., Sr. Sub. Notes
$125	8.625%, 6/1/11	$125,313
	Clarke American Corp., Sr. Notes
100	9.50%, 5/15/15 (5)	91,750
	Deluxe Corp., Sr. Notes
55	7.375%, 6/1/15 (5)	53,900
	Dex Media West, LLC, Sr. Sub. Notes
127	9.875%, 8/15/13	133,985
	Idearc, Inc., Sr. Notes
220	8.00%, 11/15/16	209,550
	MediaNews Group, Inc., Sr. Sub. Notes
100	6.875%, 10/1/13	84,500
	MediMedia USA, Inc., Sr. Sub Notes
150	11.375%, 11/15/14 (5)	158,250
	Reader’s Digest Association, Sr. Sub. Notes
595	9.00%, 2/15/17 (5)	511,700
		$1,368,948
Radio and Television — 0.3%
	CanWest Media, Inc.
$464	8.00%, 9/15/12	$447,552
	Intelsat Bermuda, Ltd.
325	9.25%, 6/15/16	333,125
	LBI Media, Inc.
165	10.125%, 7/15/12	173,663
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (5)	185,400

	Rainbow National Services, LLC, Sr. Sub. Debs.
$645	10.375%, 9/1/14 (5)	$706,275
		$1,846,015
Rail Industries — 0.1%
	American Railcar Industry
$175	7.50%, 3/1/14	$171,500
	Kansas City Southern Mexico, Sr. Notes
245	7.625%, 12/1/13 (5)	245,613
55	7.375%, 6/1/14 (5)	53,488
	Kansas City Southern Railway Co.
95	9.50%, 10/1/08	97,969
		$568,570
Retailers (Except Food and Drug) — 0.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$250	8.75%, 5/1/14	$226,250
	AutoNation, Inc., Variable Rate
135	7.36%, 4/15/13	126,225
	Bon-Ton Department Stores, Inc.
435	10.25%, 3/15/14	393,675
	GameStop Corp.
1,385	8.00%, 10/1/12	1,407,506
	Michaels Stores, Inc., Sr. Notes
390	10.00%, 11/1/14 (5)	380,250
	Michaels Stores, Inc., Sr. Sub. Notes
295	11.375%, 11/1/16 (5)	286,150
	Neiman Marcus Group, Inc.
310	9.00%, 10/15/15	324,725
1,010	10.375%, 10/15/15	1,068,075
	Toys R US Corp.
215	7.375%, 10/15/18	163,400
	Yankee Acquisition Corp.
200	8.50%, 2/15/15	185,000
		$4,561,256
Steel — 0.1%
	AK Steel Corp.
$41	7.875%, 2/15/09	$41,205
	Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	217,057
	RathGibson, Inc., Sr, Notes
445	11.25%, 2/15/14	460,575
		$718,837

Surface Transport — 0.0%
	Horizon Lines, LLC
$217	9.00%, 11/1/12	$231,648
		$231,648
Telecommunications — 0.8%
	Alamosa Delaware, Inc., Sr. Notes
$515	11.00%, 7/31/10	$545,534
	Centennial Cellular Operating Co., LLC, Sr. Notes
205	10.125%, 6/15/13	216,019
	Digicel Group, Ltd., Sr. Notes
275	9.25%, 9/1/12 (5)	279,125
310	8.875%, 1/15/15 (5)	285,975
342	9.125%, 1/15/15 (5)	315,949
	iPCS, Inc., Variable Rate
120	7.485%, 5/1/13 (5)	116,400
	Level 3 Financing, Inc., Sr. Notes
225	9.25%, 11/1/14	216,000
325	8.75%, 2/15/17 (5)	300,625
	Qwest Capital Funding, Inc.
130	7.00%, 8/3/09	128,700
50	7.90%, 8/15/10	49,625
	Qwest Communications International, Inc.
500	7.50%, 2/15/14	482,500
	Qwest Communications International, Inc., Sr. Notes
65	7.50%, 11/1/08	64,675
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	137,900
	Qwest Corp., Sr. Notes, Variable Rate
985	8.61%, 6/15/13	1,024,400
	Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	193,088
60	8.625%, 8/1/16	61,050
		$4,417,565
Utilities — 0.3%
	Dynegy Holdings, Inc.
$195	8.375%, 5/1/16	$182,325
30	7.75%, 6/1/19 (5)	26,100
	Edison Mission Energy
100	7.50%, 6/15/13	97,000
	Edison Mission Energy, Sr. Notes
150	7.00%, 5/15/17 (5)	136,125
	InterGen NV
160	9.00%, 6/30/17 (5)	158,400
	NGC Corp.
390	7.625%, 10/15/26	321,750

	NRG Energy, Inc.
$140	7.25%, 2/1/14	$135,450
355	7.375%, 1/15/17	343,463
	NRG Energy, Inc., Sr. Notes
120	7.375%, 2/1/16	116,100
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,200
195	7.875%, 6/15/17	186,225
		$1,722,138
Total Corporate Bonds & Notes (identified cost, $79,524,513)		$77,816,863

Common Stocks — 0.1%

Shares	Security	Value
22,932	Delta Air Lines, Inc.	$408,648
1,000,000	Delta Air Lines, Inc. (4)(6)	73,125
32,088	Trump Entertainment Resorts, Inc. (6)	214,990
Total Common Stocks (identified cost, $1,204,202)		$696,763

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$310,000	L-3 Communications Corp. (5)	$347,975
Total Convertible Bonds (identified cost, $313,238)		$347,975

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
1,007	Chesapeake Energy Corp., 4.50%	$101,898
934	Crown Castle International Corp., 6.25% (PIK)	53,939
Total Convertible Preferred Stocks (identified cost, $142,317)		$155,837

Closed-End Investment Companies — 1.8%

Shares	Security	Value
20,000	Blackrock Floating Rate Income Strategies Fund II, Inc.	$347,600
25,000	Blackrock Floating Rate Income Strategies Fund, Inc.	443,750
125,000	First Trust / Four Corners Senior Floating Rate Income Fund II	2,163,750
895,800	ING Prime Rate Trust	6,216,852
87,500	LMP Corporate Loan Fund, Inc.	1,147,125
Total Closed-End Investment Companies (identified cost, $11,209,593)		$10,319,077

Total Investments — 166.8% (identified cost $1,019,143,095)	$988,470,401
Less Unfunded Loans — Commitments (1.2)%	$(7,355,330)
Net Investments — 165.6% (identified cost $1,011,787,765)	$981,115,071
Other Assets, Less Liabilities — 1.0%	$5,822,236
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.6)%	$(394,356,426)
Net Assets Applicable to Common Shares — 100.0%	$592,580,881

PIK	—	Payment in Kind
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.

(3)		This Senior Loan will settle after July 31, 2007, at which time the interest rate will be determined.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $28,020,002 or 4.7% of the Trust’s net assets.

(6)		Non-income producing security.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/31/07	Pound 13,483,788	United States Dollar 27,301,935	$(87,251)
8/31/07	Euro 36,614,663	United States Dollar 50,170,102	565
			$(86,686)

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling protection against default exposing the Fund to risks associated with changes in credit spreads of the underlying instrument.

	Reference		Notional Amount	Receive Annual	Termination	Net Unrealized Appreciation
Counterparty	Entity	Buy/Sell	(000’s omitted)	Fixed Rate	Date	(Depreciation)
Lehman Brothers, Inc.	Inergy, L.P	Buy	$2,000	2.20%	3/20/2010	$59,318
JPMorgan Chase, N.A.	LCDX Series 8	Sell	5,000	1.20	6/20/2012	(253,363)
						$(194,045)

At July 31, 2007, the Trust had sufficient cash and/or securities segregated to cover potential obligations under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,012,457,684
Gross unrealized appreciation	$1,408,882
Gross unrealized depreciation	(32,751,495)
Net unrealized depreciation	$(31,342,613)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	September 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	September 21, 2007